================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6290

                         SMITH BARNEY World Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        125 Broad Street, New York, NY                         10004
   ----------------------------------------                  ----------
   (Address of principal executive offices)                  (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                               WORLD FUNDS, INC.

                               GLOBAL GOVERNMENT
                                BOND PORTFOLIO

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]                         DENIS P. MANGAN
                                PORTFOLIO MANAGER
   Denis P. Mangan

       Classic Series
                                     [LOGO]



 Semi-Annual Report . April 30, 2004

 GLOBAL GOVERNMENT
 BOND PORTFOLIO

      DENIS P. MANGAN

      Denis P. Mangan has more than 21 years of securities business experience.

      Education: Graduated with honors from Trinity College, Dublin, M.A. in Mathematics from Columbia University and Ph.D. in Financial Economics from Columbia University.

      FUND OBJECTIVE

      The fund seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.

      FUND FACTS

      FUND INCEPTION
      -----------------
      July 22, 1991

      MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      21 Years


What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities...................................  5
Statement of Operations...............................................  6
Statements of Changes in Net Assets...................................  7
Notes to Financial Statements.........................................  8
Financial Highlights.................................................. 14

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

President and Chief Executive Officer

Dear Shareholder,
Investors' perceptions of interest rate and economic conditions in the U.S. and Europe took on divergent tones during the six months ended April 30, 2004./i/ While investors braced for possible interest rate hikes ahead in the U.S., many looked for potential rate cuts overseas. While the rate cuts in Europe never materialized, the perception largely led to better performance for Europe bond markets versus their U.S. counterparts.

Investors in the U.S. spent much of the period dissecting language from the Fed for clues on its assessment of the U.S. economy. During this time, the U.S. economy's quarterly pace of growth continued to advance at a rate that significantly exceeded levels in early 2003./ii/ Even the U.S. labor market, which generated lackluster results over most of the period, grew significantly later in the period by some measures./iii/ Concerns about a rising interest rate environment in the U.S. exerted pressure on prices of U.S. Treasury bonds, causing their yields to rise sharply, particularly in April. In general, bond markets in Europe performed marginally better than those in the U.S. due to lower expectations about rising interest rates.

During the period, the fund manager adjusted the portfolio's duration while maintaining diversified exposure to global bond markets, although the fund maintained a very conservative allocation to bonds issued by Japan.

Performance Review
Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Global Government Bond Portfolio, excluding sales charges, returned 0.67%. These shares performed worse than the fund's unmanaged benchmark the J.P. Morgan Global Government Bond
Index-Hedged/iv/, which returned 1.67 % for the same period./1/


                             PERFORMANCE SNAPSHOT
                             AS OF APRIL 30, 2004
                           (excluding sales charges)

                                                  6 Months
Class A Shares                                      0.67%
J.P. Morgan Global Government Bond Index-Hedged     1.67%
J.P. Morgan Global Government Bond Index-Unhedged   3.03%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com. Class A shares returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 0.32%, Class C shares returned 0.36% and Class Y shares returned 0.88% over the six months ended April 30, 2004.
  Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.
  All index performance reflects no deduction for fees, expenses or taxes. The J.P. Morgan Global Government Bond Index-Hedged is a daily, market-capitalization weighted, international fixed-income index consisting of 13 countries which is hedged to U.S. dollars, whereas the J.P. Morgan Global Government Bond Index-Unhedged is not hedged to U.S. dollars. The fund's benchmark has changed from the J.P. Morgan Global Government Bond Market Index-Unhedged to the J.P. Morgan Global Government Bond Market Index-Hedged. Accordingly, the J.P. Morgan Global Government Bond Market Index-Unhedged will not appear in future reporting. Please note that an investor cannot invest directly in an index.

/1/The J.P. Morgan Global Government Bond Index-Unhedged returned 3.03% for the six months ended April 30, 2004.

          1 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

Special Shareholder Notice
The fund's benchmark has changed from the J.P. Morgan Global Government Bond Market Index-Unhedged to the J.P. Morgan Global Government Bond Market Index-Hedged. The fund utilizes hedging in its investment strategy and is therefore more appropriately measured against a benchmark that reflects hedging.

In addition, effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. On February 2, 2004, initial sales charges on these shares were eliminated.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R Jay Gerken
R. Jay Gerken, CFA
President and Chief Executive Officer

May 12, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the fund is subject to certain risks of overseas investing, not associated with domestic investing, including currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the fund's losses from events affecting a particular issuer.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
/ii/Source: Based upon gross domestic product data from the Bureau of Economic
    Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/iii/Based upon data released on April 1, 2004 from the U.S. Department of
     Labor.
/iv/The J.P. Morgan Global Government Bond Index-Hedged is a daily, market-capitalization weighted, international fixed-income index consisting of 13 countries.

          2 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2004


     FACE
    AMOUNT                           SECURITY                          VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.2%
                U.S. Treasury Bonds:
$2,900,000       6.250% due 5/15/30*                                $ 3,259,896
 2,200,000       5.375% due 2/15/31*                                  2,229,564
                U.S. Treasury Notes:
 3,500,000       1.625% due 2/28/06*                                  3,463,908
 2,400,000       5.000% due 8/15/11*                                  2,524,125
-------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS
                (Cost -- $11,961,895)                                11,477,493
-------------------------------------------------------------------------------
     FACE
    AMOUNT+                         SECURITY++                         VALUE
-------------------------------------------------------------------------------
BONDS & NOTES -- 82.2%
Austria -- 8.4%
                Republic of Austria:
 2,100,000       3.900% due 10/20/05                                  2,569,392
 3,300,000       5.000% due 7/15/12                                   4,200,053
-------------------------------------------------------------------------------
                                                                      6,769,445
-------------------------------------------------------------------------------
Belgium -- 7.4%
 4,500,000      Kingdom of Belgium, 5.750% due 9/28/10                5,984,960
-------------------------------------------------------------------------------
Canada -- 3.4%
                Canadian Government:
   650,000       6.000% due 9/1/05                                      497,816
 1,900,000       6.000% due 6/1/08                                    1,514,332
   750,000       8.000% due 6/1/23                                      735,531
-------------------------------------------------------------------------------
                                                                      2,747,679
-------------------------------------------------------------------------------
Denmark -- 1.0%
                Kingdom of Denmark:
 1,200,000       7.000% due 11/15/07                                    217,408
 3,400,000       6.000% due 11/15/11                                    614,675
-------------------------------------------------------------------------------
                                                                        832,083
-------------------------------------------------------------------------------
France -- 16.6%
                France O.A.T.:
 3,350,000       5.250% due 4/25/08                                   4,319,058
 3,250,000       5.500% due 10/25/10                                  4,274,984
   200,000       5.750% due 10/25/32                                    269,770
 3,800,000       French Treasury Notes, BTAN, 3.500% due 1/12/05      4,593,921
-------------------------------------------------------------------------------
                                                                     13,457,733
-------------------------------------------------------------------------------
Germany -- 10.7%
   440,000      Bundesobligation, 5.000% due 8/19/05                    545,046
 4,900,000      Bundesrepublic Deutschland, 5.000% due 7/4/11         6,270,480
  1,750,00/USD/ Landwirtschaftliche Rentenbank, 4.500% due 10/23/06   1,819,184
-------------------------------------------------------------------------------
                                                                      8,634,710
-------------------------------------------------------------------------------
Greece -- 2.7%
 1,600,000      Hellenic Republic, 5.900% due 10/22/22                2,143,998
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          3 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004


      FACE
     AMOUNT+                                             SECURITY++                                            VALUE
-----------------------------------------------------------------------------------------------------------------------
Italy -- 10.6%
 900,000,000/JPY/ Republic of Italy, 1.800% due 2/23/10                                                     $ 8,588,185
-----------------------------------------------------------------------------------------------------------------------
Jersey Islands -- 1.2%
     800,000/EUR/ AIG Sunamerica Institutional Funding III Ltd., 4.750% due 9/11/13                             976,900
-----------------------------------------------------------------------------------------------------------------------
Spain -- 3.9%
   2,900,000/USD/ Kingdom of Spain, 5.875% due 7/28/08                                                        3,148,385
-----------------------------------------------------------------------------------------------------------------------
United Kingdom -- 5.9%
                  U.K. Treasury Bonds:
   2,000,000       5.750% due 12/7/09                                                                         3,696,015
     650,000       4.250% due 6/7/32                                                                          1,050,593
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              4,746,608
-----------------------------------------------------------------------------------------------------------------------
United States -- 10.4%
 884,000,000/JPY/ KFW International Finance, 1.750% due 3/23/10                                               8,425,494
-----------------------------------------------------------------------------------------------------------------------
                  TOTAL BONDS & NOTES
                  (Cost -- $55,133,407)                                                                      66,456,180
-----------------------------------------------------------------------------------------------------------------------

      FACE
     AMOUNT                                              SECURITY++                                            VALUE
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.6%
$  2,930,000      State Street Bank and Trust Co. dated 4/30/04, 0.870% due 5/3/04; Proceeds at maturity --
                    $2,930,212; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 5/15/21;
                    Market value -- $2,993,431) (Cost -- $2,930,000)                                          2,930,000
-----------------------------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100.0%
                  (Cost -- $70,025,302**)                                                                   $80,863,673
-----------------------------------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
  11,870,313      State Street Navigator Securities Lending Trust Prime Portfolio (Cost -- $11,870,313)     $11,870,313
-----------------------------------------------------------------------------------------------------------------------

* All or a portion of this security is on loan (See Note 8).
+ Face amount denominated in local currency unless otherwise indicated. ++Securities are segregated for open forward foreign currency contracts (See
  Note 5).
**Aggregate cost for Federal income tax purposes is substantially the same.

  Currency abbreviations used in this schedule:
  EUR  -- Euro
  JPY  -- Japanese Yen
  USD  -- United States Dollar

                      See Notes to Financial Statements.

          4 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2004


ASSETS:
  Investments, at value (Cost -- $70,025,302)                $ 80,863,673
  Loaned securities collateral, at value
   (Cost -- $11,870,313) (Note 8)                              11,870,313
  Cash                                                             74,534
  Foreign currency, at value (Cost -- $59,671)                     55,976
  Interest receivable                                           1,405,734
  Receivable for securities sold                                  873,522
  Receivable for open forward foreign currency contracts
   (Note 5)                                                       256,362
  Receivable from broker -- variation margin                       34,071
  Receivable for Fund shares sold                                   2,099
  Prepaid expenses                                                 25,721
-------------------------------------------------------------------------
  Total Assets                                                 95,462,005
-------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral (Note 8)            11,870,313
  Payable for open forward foreign currency contracts (Note
   5)                                                             468,523
  Dividends payable                                               121,392
  Management fee payable                                           51,483
  Payable for Fund shares reacquired                               32,066
  Distribution plan fees payable                                    5,292
  Accrued expenses                                                 64,554
-------------------------------------------------------------------------
  Total Liabilities                                            12,613,623
-------------------------------------------------------------------------
Total Net Assets                                             $ 82,848,382
-------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $      7,816
  Capital paid in excess of par value                          83,696,093
  Overdistributed net investment income                       (10,844,295)
  Accumulated net realized loss from investment
   transactions and futures contracts                            (655,177)
  Net unrealized appreciation of investments, futures
   contracts and foreign currencies                            10,643,945
-------------------------------------------------------------------------
Total Net Assets                                             $ 82,848,382
-------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                       3,677,569
--------------------------------------------------------------------------
  Class B                                                         175,999
--------------------------------------------------------------------------
  Class C                                                         209,815
--------------------------------------------------------------------------
  Class Y                                                       3,752,416
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                   $10.68
--------------------------------------------------------------------------
  Class B *                                                        $10.70
--------------------------------------------------------------------------
  Class C *                                                        $10.69
--------------------------------------------------------------------------
  Class Y (and redemption price)                                   $10.51
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value
   per share)                                                      $11.18
-------------------------------------------------------------------------

*Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00%
 CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).


                      See Notes to Financial Statements.

          5 Smith Barney World Funds, Inc.  | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2004


INVESTMENT INCOME:
  Interest                                                     $1,476,693
------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                         319,317
  Distribution plan fees (Note 9)                                  67,445
  Transfer agency services (Note 9)                                29,785
  Audit and legal                                                  29,450
  Custody                                                          23,451
  Shareholder communications (Note 9)                              17,459
  Registration fees                                                16,814
  Directors' fees                                                   3,180
  Other                                                             3,989
------------------------------------------------------------------------
  Total Expenses                                                  510,890
------------------------------------------------------------------------
Net Investment Income                                             965,803
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCIES (NOTES 3, 5 AND 6):
  Realized Gain (Loss) From:
   Investment transactions                                        399,135
   Futures contracts                                             (366,881)
   Foreign currency transactions                                  175,588
------------------------------------------------------------------------
  Net Realized Gain                                               207,842
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) From:
   Investments                                                     28,963
   Futures contracts                                               22,509
   Foreign currencies                                            (557,503)
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation                          (506,031)
------------------------------------------------------------------------
Net Loss on Investments, Futures Contracts and Foreign
  Currencies                                                     (298,189)
------------------------------------------------------------------------
Increase in Net Assets From Operations                         $  667,614
------------------------------------------------------------------------

                      See Notes to Financial Statements.

          6 Smith Barney World Funds, Inc.  | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

                                                        2004           2003
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $     965,803  $   2,248,783
  Net realized gain (loss)                               207,842     (6,011,039)
  Increase (decrease) in net unrealized
   appreciation                                         (506,031)     5,002,852
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations                 667,614      1,240,596
-------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM (NOTE 10):
  Net investment income                               (1,126,108)    (2,082,684)
  Capital                                                     --       (529,007)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                       (1,126,108)    (2,611,691)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                     2,276,264      6,089,230
  Net asset value of shares issued for
   reinvestment of dividends                             396,636        979,348
  Cost of shares reacquired                           (6,524,715)   (12,529,286)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                       (3,851,815)    (5,460,708)
-------------------------------------------------------------------------------
Decrease in Net Assets                                (4,310,309)    (6,831,803)

NET ASSETS:
  Beginning of period                                 87,158,691     93,990,494
-------------------------------------------------------------------------------
  End of period*                                   $  82,848,382  $  87,158,691
-------------------------------------------------------------------------------
* Includes overdistributed net investment income
  of:                                               $(10,844,295)  $(10,859,578)
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          7 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Global Government Bond Portfolio ("Fund"), a separate investment fund of the Smith Barney World Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment management company. The Company consists of this Fund and the International All Cap Growth Portfolio. The financial statements and financial highlights for the International All Cap Growth Portfolio are presented in a separate shareholder report.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales price was reported on that date are valued at the mean between the bid and asked prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Company determines the existence of a dividend declaration after exercising reasonable due diligence;
(h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; ( i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

          8 Smith Barney World Funds, Inc.  | 2004 Semi-Annual Report

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $21,389 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

On April 29, 2004, the Fund's Class L shares were renamed as Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases at net asset value of Class A shares that equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2004, CGM received sales charges of approximately $3,000 on sales of the Fund's Class A shares. In addition, for the six months ended April 30, 2004, CDSCs paid to CGM and its affiliates were approximately $4,000 for Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------
Purchases                           $ 7,390,528
----------------------------------------------
Sales                                16,570,104
----------------------------------------------

At April 30, 2004, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------
Gross unrealized appreciation              $11,397,399
Gross unrealized depreciation                 (559,028)
------------------------------------------------------
Net unrealized appreciation                $10,838,371
------------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          9 Smith Barney World Funds, Inc.  | 2004 Semi-Annual Report

5. Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. A forward foreign contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

At April 30, 2004, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                        Local        Market    Settlement Unrealized
Foreign Currency       Currency      Value        Date    Gain (Loss)
---------------------------------------------------------------------
To Sell:
British Pound            3,242,125 $ 5,737,125  5/28/04    $  14,405
Canadian Dollar          3,677,500   2,673,003  5/28/04       29,401
Danish Krone             4,744,820     762,983  5/28/04       (9,335)
Euro                    31,171,246  37,303,600  5/28/04     (459,188)
Japanese Yen         1,862,585,686  16,891,078  5/28/04      212,556
--------------------------------------------------------------------
Net Unrealized Loss
 on Open Forward
 Foreign Currency
 Contracts                                                 $(212,161)
--------------------------------------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contracts. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At April 30, 2004, the Fund had the following open futures contracts:

                     Number of              Basis      Market   Unrealized
                     Contracts Expiration   Value      Value       Gain
--------------------------------------------------------------------------
Contracts to Sell:
U.S. 10 Year
 Treasury Bonds          8        6/04    $  909,657 $  884,000  $25,657
Euro Bonds              12        6/04     1,647,982  1,639,679    8,303
-------------------------------------------------------------------------
Net Unrealized Gain
 on Open Futures
 Contracts                                                       $33,960
-------------------------------------------------------------------------

         10 Smith Barney World Funds, Inc.  | 2004 Semi-Annual Report

7. Concentration of Risk

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

8. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2004, the Fund loaned securities having a market value of $11,619,908. The Fund received cash collateral amounting to $11,870,313, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended April 30, 2004 was $2,598.

9. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended April 30, 2004, total Rule 12b-1 Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                              Class A Class B Class C
---------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees             $51,650 $7,798  $7,997
--------------------------------------------------------------------

For the six months ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                                              Class A Class B Class C Class Y
-----------------------------------------------------------------------------
Transfer Agency Service Expenses              $26,550 $1,808  $1,389    $38
----------------------------------------------------------------------------

For the six months ended April 30, 2004, total Shareholder Communication expenses were as follows:

                                              Class A Class B Class C Class Y
-----------------------------------------------------------------------------
Shareholder Communication Expenses            $13,840 $2,138  $1,379   $102
----------------------------------------------------------------------------

          11 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

10.Distributions Paid to Shareholders by Class

                                              Six Months Ended    Year Ended
                                               April 30, 2004  October 31, 2003
-------------------------------------------------------------------------------
Class A
Net investment income                             $508,839        $  991,179
Capital                                                 --           266,635
------------------------------------------------------------------------------
Total                                             $508,839        $1,257,814
------------------------------------------------------------------------------
Class B
Net investment income                             $ 20,260        $   39,956
Capital                                                 --            14,857
------------------------------------------------------------------------------
Total                                             $ 20,260        $   54,813
------------------------------------------------------------------------------
Class C*
Net investment income                             $ 23,269        $   42,292
Capital                                                 --            14,151
------------------------------------------------------------------------------
Total                                             $ 23,269        $   56,443
------------------------------------------------------------------------------
Class Y
Net investment income                             $573,740        $1,009,257
Capital                                                 --           233,364
------------------------------------------------------------------------------
Total                                             $573,740        $1,242,621
------------------------------------------------------------------------------

*On April 29, 2004, Class L shares were renamed as Class C shares.

11. Capital Shares

At April 30, 2004, the Company had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                        Six Months Ended          Year Ended
                         April 30, 2004        October 31, 2003
                     ---------------------  ---------------------
                      Shares      Amount     Shares      Amount
------------------------------------------------------------------
Class A
Shares sold            98,002  $ 1,058,672   361,319  $ 3,987,002
Shares issued on
 reinvestment          33,743      364,173    81,375      893,252
Shares reacquired    (491,206)  (5,307,672) (789,358)  (8,681,192)
-----------------------------------------------------------------
Net Decrease         (359,461) $(3,884,827) (346,664) $(3,800,938)
-----------------------------------------------------------------
Class B
Shares sold            27,587  $   299,694    89,140  $   984,064
Shares issued on
 reinvestment           1,290       13,954     3,426       37,719
Shares reacquired     (79,391)    (858,080)  (85,967)    (943,023)
-----------------------------------------------------------------
Net Increase
 (Decrease)           (50,514) $  (544,432)    6,599  $    78,760
-----------------------------------------------------------------
Class C*
Shares sold            16,247  $   176,080    70,339  $   772,406
Shares issued on
 reinvestment           1,713       18,509     4,396       48,377
Shares reacquired     (23,561)    (254,911)  (69,431)    (762,880)
-----------------------------------------------------------------
Net Increase
 (Decrease)            (5,601) $   (60,322)    5,304  $    57,903
-----------------------------------------------------------------
Class Y
Shares sold            69,865  $   741,818    32,003  $   345,758
Shares reacquired      (9,734)    (104,052) (198,798)  (2,142,191)
-----------------------------------------------------------------
Net Increase
 (Decrease)            60,131  $   637,766  (166,795) $(1,796,433)
-----------------------------------------------------------------

*On April 29, 2004, Class L shares were renamed as Class C shares.

          12 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

11.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12.Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.
Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


          13 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS



For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares                                 2004/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.74       $10.91     $10.82     $10.95     $11.18     $11.88
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                        0.11         0.25       0.31       0.38       0.48       0.51
 Net realized and unrealized gain (loss)/(3)/     (0.04)       (0.12)      0.12       0.75       0.17      (0.69)
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.07         0.13       0.43       1.13       0.65      (0.18)
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.13)       (0.24)     (0.15)     (1.20)     (0.88)     (0.52)
 Capital                                             --        (0.06)     (0.19)     (0.06)        --         --
-------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.13)       (0.30)     (0.34)     (1.26)     (0.88)     (0.52)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.68       $10.74     $10.91     $10.82     $10.95     $11.18
-------------------------------------------------------------------------------------------------------------
Total Return                                       0.67%++      1.13%      4.06%     11.11%      6.13%     (1.62)%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $39,274      $43,365    $47,842    $52,336    $60,546    $68,532
-------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                          1.38%+       1.34%      1.25%      1.23%      1.21%      1.26%
 Net investment income/(3)/                        2.09+        2.29       2.93       3.62       4.35       4.39
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               9%          29%        29%        96%       121%       164%
-------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.33, $0.10 and 3.06%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

         14 Smith Barney World Funds, Inc.  | 2004 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                                 2004/(1)(2)/  2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.77      $10.94     $10.85    $10.92    $11.16    $11.87
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                        0.08        0.19       0.24      0.32      0.42      0.45
 Net realized and unrealized gain (loss)/(3)/     (0.04)      (0.13)      0.12      0.75      0.17     (0.69)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.04        0.06       0.36      1.07      0.59     (0.24)
---------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.11)      (0.17)     (0.08)    (1.08)    (0.83)    (0.47)
 Capital                                             --       (0.06)     (0.19)    (0.06)       --        --
---------------------------------------------------------------------------------------------------------
Total Distributions                               (0.11)      (0.23)     (0.27)    (1.14)    (0.83)    (0.47)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.70      $10.77     $10.94    $10.85    $10.92    $11.16
---------------------------------------------------------------------------------------------------------
Total Return                                       0.32%++     0.53%      3.43%    10.48%     5.56%    (2.11)%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $1,883      $2,439     $2,405    $3,001    $5,574    $9,485
---------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                          2.06%+      1.91%      1.88%     1.80%     1.76%     1.81%
 Net investment income/(3)/                        1.41+       1.72       2.29      3.07      3.88      3.86
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               9%         29%        29%       96%      121%      164%
---------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.25, $0.11 and 2.43%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

         15 Smith Barney World Funds, Inc.  | 2004 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares/(1)/                            2004/(2)(3)/ 2003/(3)/ 2002/(3)/ 2001/(3)/ 2000/(3)/ 1999/(3)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.76      $10.94    $10.85    $10.92    $11.15    $11.86
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                        0.09        0.20      0.26      0.33      0.42      0.46
 Net realized and unrealized gain (loss)/(4)/     (0.05)      (0.13)     0.12      0.76      0.18     (0.70)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.04        0.07      0.38      1.09      0.60     (0.24)
--------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.11)      (0.19)    (0.10)    (1.09)    (0.83)    (0.47)
 Capital                                             --       (0.06)    (0.19)    (0.07)       --        --
--------------------------------------------------------------------------------------------------------
Total Distributions                               (0.11)      (0.25)    (0.29)    (1.16)    (0.83)    (0.47)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.69      $10.76    $10.94    $10.85    $10.92    $11.15
--------------------------------------------------------------------------------------------------------
Total Return                                       0.36%++     0.61%     3.59%    10.69%     5.67%    (2.11)%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $2,243      $2,317    $2,298    $1,934    $1,752    $1,731
--------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                          1.87%+      1.85%     1.69%     1.69%     1.67%     1.72%
 Net investment income/(4)/                        1.60+       1.78      2.48      3.14      3.88      3.98
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               9%         29%       29%       96%      121%      164%
--------------------------------------------------------------------------------------------------------

(1)On April 29, 2004, Class L shares were renamed as Class C shares.
(2)For the six months ended April 30, 2004 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.28, $0.10 and 2.62%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

          16 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class Y Shares                                 2004/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.57       $10.74     $10.66     $10.83     $11.03     $11.70
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                        0.13         0.29       0.34       0.42       0.51       0.54
 Net realized and unrealized gain (loss)/(3)/     (0.04)       (0.12)      0.11       0.73       0.18      (0.68)
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.09         0.17       0.45       1.15       0.69      (0.14)
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.15)       (0.28)     (0.18)     (1.26)     (0.89)     (0.53)
 Capital                                             --        (0.06)     (0.19)     (0.06)        --         --
-------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.15)       (0.34)     (0.37)     (1.32)     (0.89)     (0.53)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.51       $10.57     $10.74     $10.66     $10.83     $11.03
-------------------------------------------------------------------------------------------------------------
Total Return                                       0.88%++      1.51%      4.39%     11.52%      6.59%     (1.28)%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $39,448      $39,038    $41,445    $51,153    $47,145    $47,708
-------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                          0.93%+       0.91%      0.90%      0.86%      0.85%      0.91%
 Net investment income/(3)/                        2.54+        2.71       3.28       3.96       4.71       4.69
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               9%          29%        29%        96%       121%       164%
-------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.36, $0.09, and 3.41%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

          17 Smith Barney World Funds, Inc. | 2004 Semi-Annual Report

                                 SMITH BARNEY
                               WORLD FUNDS, INC.



           DIRECTORS                    INVESTMENT MANAGER
           Abraham E. Cohen             Smith Barney
           Robert A. Frankel              Fund Management LLC
           Michael E. Gellert
           R. Jay Gerken, CFA           DISTRIBUTOR
             Chairman                   Citigroup Global Markets Inc.
           Rainer Greeven
           Susan M. Heilbron            CUSTODIAN
                                        State Street Bank and
           OFFICERS                       Trust Company
           Maurits E. Edersheim
           Chairman of the Fund         TRANSFER AGENT
                                        Citicorp Trust Bank, fsb.
           R. Jay Gerken, CFA           125 Broad Street,11th Floor
           President and Chief          New York, New York 10004
           Executive Officer
                                        SUB-TRANSFER AGENT
           Andrew B. Shoup              PFPC Inc.
           Senior Vice President and    P.O. Box 9699
           Chief Administrative Officer Providence, Rhode Island
                                        02940-9699
           Denis P. Mangan
           Vice President and
           Investment Officer

           Andrew Beagley
           Chief Anti-Money Laundering
           Compliance Officer

           Kaprel Ozsolak
           Controller

           Robert I. Frenkel
           Secretary and
           Chief Legal Officer

Smith Barney World Funds, Inc.

Global Government Bond Portfolio
The Fund is a separate investment fund of the Smith Barney World Funds, Inc., a Maryland corporation.




A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.
This report is submitted for the general information of the shareholders of Smith Barney World Funds, Inc. -- Global Government Bond Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY WORLD FUNDS, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com


(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD01935 6/04                                                             04-6772

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ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


SMITH BARNEY INVESTMENT SERIES

By:     /s/ R. Jay Gerken
        ------------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney World Funds, Inc.

Date:   June 30, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        ------------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney World Funds, Inc.

Date: June 30, 2004

By:     /s/ Andrew B. Shoup
        -------------------------------
        Andrew B. Shoup
        Chief Administrative Officer of
        Smith Barney World Funds, Inc.

Date:   June 30, 2004